Derivatives and Hedging (Details) item in Millions, bu in Millions, $ in Millions	12 Months Ended
	Oct. 25, 2015 USD ($) item T bu	Oct. 26, 2014 USD ($) item bu
Derivatives and hedging
Maximum number of upcoming fiscal years to hedge grain or natural gas exposure	2 years
Accumulated change, pretax, in accumulated gains and (losses) from derivative instruments designated and qualifying as the effective portion of cash flow hedges | $	$ 1.0	$ (14.8)
The Company expects to recognize the majority of hedging losses over this period	12 months
Corn | Derivatives not designated as hedges
Derivatives and hedging
Futures contracts, volume (in million bushels)	2.6	2.9
Corn | Cash Flow Hedges
Derivatives and hedging
Futures contracts, volume (in million bushels)	20.1	18.3
Corn | Fair Value Hedges
Derivatives and hedging
Futures contracts, volume (in million bushels)	5.3	8.0
Lean hogs | Fair Value Hedges
Derivatives and hedging
Futures contracts, volume ( in centum weight) | item	0.4	0.7
Soybean meal | Derivatives not designated as hedges
Derivatives and hedging
Futures contracts, volume (in tons) | T	11,500